Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital Table
Schedule of outstanding stock options
	2019	2018	2017
			Weighted		Weighted		Weighted
			average		average		average
			exercise		exercise		exercise
		Number	price	Number	price	Number	price
		of Shares	(CAD$)	of Shares	(CAD$)	of Shares	(CAD$)

Outstanding balance, beginning of year		16,400,000	$0.08	19,357,500	$0.08	16,445,000	$0.08
Granted		3,750,000	$0.06	4,250,000	$0.07	3,600,000	$0.10
Cancellation for share appreciation rights		-	-	-	-	(632,500)	$0.06
Forfeited		(60,000)	$0.07	(1,012,500)	$0.09	(18,750)	$0.10
Expired		(2,340,000)	$0.10	(6,195,000)	$0.08	(36,250)	$0.14
Outstanding balance, end of year		17,750,000	$0.07	16,400,000	$0.08	19,357,500	$0.08

Exercise price range			$0.05 - $0.10		$0.05 - $0.10		$0.06 - $0.10

Summarizes information about stock options exercisable and outstanding

The following table summarizes information about stock options exercisable and outstanding at December 31, 2019 and 2018:

		Options Outstanding						Options Exercisable
				Weighted		Weighted				Weighted		Weighted
				Average		Average				Average		Average
Exercise		Number		Remaining		Exercise		Number		Remaining		Exercise
Prices		Outstanding at		Contractual Life		Prices		Exercisable at		Contractual Life		Prices
(CAD$)		Dec 31, 2019		(Number of Years)		(CAD$)		Dec 31, 2019		(Number of Years)		(CAD$)

$0.06		3,700,000		0.94		$0.06		3,700,000		0.94		$0.06
$0.08		3,600,000		1.52		$0.08		3,600,000		1.52		$0.08
$0.10		2,050,000		2.42		$0.10		2,050,000		2.42		$0.10
$0.09		500,000		2.70		$0.09		500,000		2.70		$0.09
$0.08		3,200,000		3.49		$0.08		2,560,000		3.49		$0.08
$0.055		1,000,000		3.87		$0.055		600,000		3.87		$0.055
$0.07		700,000		4.15		$0.07		280,000		4.15		$0.07
$0.08		300,000		4.22		$0.08		120,000		4.22		$0.08
2,700,000		4.49		$0.06		1,080,000		4.49		$0.06
	17,750,000		2.62		$0.07		14,490,000		2.28		$0.08

		Options Outstanding						Options Exercisable
				Weighted		Weighted				Weighted		Weighted
				Average		Average				Average		Average
Exercise		Number		Remaining		Exercise		Number		Remaining		Exercise
Prices		Outstanding at		Contractual Life		Prices		Exercisable at		Contractual Life		Prices
(CAD$)		Dec 31, 2018		(Number of Years)		(CAD$)		Dec 31, 2018		(Number of Years)		(CAD$)

$0.10		2,300,000		0.54		$0.10		2,300,000		0.54		$0.10
$0.06		3,700,000		1.94		$0.06		3,700,000		1.94		$0.06
$0.08		3,600,000		2.52		$0.08		3,600,000		2.52		$0.08
$0.10		2,050,000		3.42		$0.10		2,050,000		3.42		$0.10
$0.09		500,000		3.70		$0.09		375,000		3.70		$0.09
$0.08		3,250,000		4.49		$0.08		1,300,000		4.49		$0.08
$0.06		500,000		4.87		$0.06		100,000		4.87		$0.06
$0.05		500,000		4.87		$0.05		100,000		4.87		$0.05
	16,400,000		2.79		$0.08		13,525,000		2.42		$0.08

Schedule of share-based payments recognized
	2019	2018	2017

Directors and officers	$101	$118	$351
Employees	-	-	15
Consultants	19	-	-

	$120	$118	$366

Schedule of share-based payments for stock option grants
	2019	2018	2017

Number of stock options granted	3,750,000	4,250,000	3,600,000
Fair value of stock options granted (CAD$)	$0.04	$0.04	$0.08

Market price of shares on grant date (CAD$)	$0.06	$0.05	$0.10
Pre-vest forfeiture rate	13.81%	16.09%	15.41%
Risk-free interest rate	1.44%	2.10%	0.95%
Expected dividend yield	0%	0%	0%
Expected stock price volatility	105%	119%	134%
Expected option life in years	4.22	4.22	4.03

Schedule of outstanding warrants

At December 31, 2019, the Company had outstanding warrants as follows:

Exercise
Prices		Outstanding at							Outstanding at
(CAD$)	Expiry Dates	December 31, 2018		Issued		Exercised		Expired	December 31, 2019

$0.12	March 3, 2019	8,852,576		-		-		(8,852,576)	-

$0.12	March 14, 2019	2,497,222		-		-		(2,497,222)	-

$0.12	March 14, 2019 (1)	155,556		-		-		(155,556)	-

$0.12	April 21, 2019 (2)	250,000		-		-		(250,000)	-

$0.06	July 23, 2021 (3)	-		1,508,121		-		-	1,508,121

	11,755,354		1,508,121		-		(11,755,354)	1,508,121

At December 31, 2018, the Company had outstanding warrants as follows:

Exercise
Prices		Outstanding at							Outstanding at
(CAD$)	Expiry Dates	December 31, 2017		Issued		Exercised		Expired	December 31, 2018

$0.10	July 31, 2018 (1), (7)	8,450,000		-		-		(8,450,000)	-

$0.15	September 18, 2018 (1)	5,254,055		-		-		(5,254,055)	-

$0.15	September 18, 2018 (1), (2)	661,718		-		-		(661,718)	-

$0.15	October 3, 2018 (1)	4,153,750		-		-		(4,153,750)	-

$0.15	October 3, 2018 (1), (3)	60,725		-		-		(60,725)	-

$0.08	September 21, 2018	5,332,776		-		-		(5,332,776)	-

$0.08	September 21, 2018 (4)	536,511		-		-		(536,511)	-

$0.12	March 3, 2019 (8)	8,852,576		-		-		-	8,852,576

$0.12	March 14, 2019 (8)	2,497,222		-		-		-	2,497,222

$0.12	March 14, 2019 (5), (8)	155,556		-		-		-	155,556

$0.12	April 21, 2019 (6)	250,000		-		-		-	250,000

	36,204,889		-		-		(24,449,535)	11,755,354

At December 31, 2017, the Company had outstanding warrants as follows:

Exercise
Prices		Outstanding at							Outstanding at
(CAD$)	Expiry Dates	December 31, 2016		Issued		Exercised		Expired	December 31, 2017

$0.10	July 31, 2018 (1), (7)	8,450,000		-		-		-	8,450,000

$0.15	March 18, 2017	55,000		-		-		(55,000)	-

$0.15	September 18, 2018 (1)	5,254,055		-		-		-	5,254,055

$0.15	September 18, 2018 (1), (2)	661,718		-		-		-	661,718

$0.15	April 3, 2017	346,250		-		-		(346,250)	-

$0.15	October 3, 2018 (1)	4,153,750		-		-		-	4,153,750

$0.15	October 3, 2018 (1), (3)	60,725		-		-		-	60,725

$0.08	September 21, 2018	5,332,776		-		-		-	5,332,776

$0.08	September 21, 2018 (4)	536,511		-		-		-	536,511

$0.12	March 3, 2019	8,852,576		-		-		-	8,852,576

$0.12	March 14, 2019	2,497,222		-		-		-	2,497,222

$0.12	March 14, 2019 (5)	155,556		-		-		-	155,556

$0.12	April 21, 2019 (6)	-		250,000		-		-	250,000

	36,356,139		250,000		-		(401,250)	36,204,889

Schedule of common shares reserved for issuance
	Number of Shares
	December 31,
	2019	2018	2017

Stock options (Note 11(c))	17,750,000	16,400,000	19,357,500
Warrants (Note 11(d))	1,508,121	11,755,354	36,204,889

Balance	19,258,121	28,155,354	55,562,389